Disposition of Generation Facilities (Retirement of Generation Facilities)(Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Megawatt-hour
Electricity generation facility capacity retired		4,167
Number of electric generation units retired		7
Charges associated with retirement of generation facilities | $		$ 206
Gain on contract termination | $		$ 11
Monticello Steam Electric Station [Member]
Electricity generation facility capacity retired		1,880
Number of electric generation units retired		3
Sandow Steam Electric Station Units 4 and 5 [Member]
Electricity generation facility capacity retired		1,137
Number of electric generation units retired		2
Big Brown Steam Electric Station [Member]
Electricity generation facility capacity retired		1,150
Number of electric generation units retired		2
Vistra Energy Corp. [Member] | Alcoa Corporation and Alcoa USA Corp. [Member]
Proceeds from contract termination | $	$ 238